Award Timing Disclosure	12 Months Ended
Mar. 28, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
LTI awards are discretionary and are generally granted to our NEOs and other eligible employees on a regularly scheduled predetermined annual date to align with our annual compensation and performance review process (generally June 15th or the first business day immediately thereafter). In certain circumstances, including upon hiring or promotion, the Compensation and Talent Committee may approve grants to be effective at other times (generally the first business day of the month following such hire or promotion). The Compensation and Talent Committee does not grant LTI awards in anticipation of the release of material non-public information nor does the Company time the release of material non-public information based on LTI award grant dates.
The Company does not currently grant share options to eligible participants in the Incentive Plan. The value of LTI awards is determined based on the closing price of the Company’s shares on the date of grant.
For a description of the timing of equity grants to our independent directors, see “Director Compensation.”
Timing of Awards
As stated above, typically, the LTI award value with respect to a fiscal year is approved shortly following the end of the fiscal year, and then granted in Q1 of the following fiscal year. This means that the awards captured in our Fiscal 2026 Summary Compensation Table were established based on Fiscal 2025 performance, and granted in June 2025. This is illustrated below in the context of our overall compensation framework.
Award Timing Method	LTI awards are discretionary and are generally granted to our NEOs and other eligible employees on a regularly scheduled predetermined annual date to align with our annual compensation and performance review process (generally June 15th or the first business day immediately thereafter). In certain circumstances, including upon hiring or promotion, the Compensation and Talent Committee may approve grants to be effective at other times (generally the first business day of the month following such hire or promotion).
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation and Talent Committee does not grant LTI awards in anticipation of the release of material non-public information nor does the Company time the release of material non-public information based on LTI award grant dates.
MNPI Disclosure Timed for Compensation Value	false